Note 8 - Common Stock - Activity of Stock Option Plan (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Outstanding, options (in shares) | shares	3,499,475
Outstanding, weighted average exercise price, options (in dollars per share) | $ / shares	$ 1.21
Granted, options (in shares) | shares	3,680,000
Granted, weighted average exercise price, options (in dollars per share) | $ / shares	$ 0.05
Forfeited or expired, options (in shares) | shares	(155,200)
Forfeited or expired, weighted average exercise price, options (in dollars per share) | $ / shares	$ 15.25
Outstanding, options (in shares) | shares	7,024,275
Outstanding, weighted average exercise price, options (in dollars per share) | $ / shares	$ 0.29
Outstanding, weighted average exercise price, options (Year)	8 years 292 days
Outstanding, weighted average exercise price, options | $	$ 0
Exercisable, options (in shares) | shares	1,951,484
Exercisable at March 31, 2016, weighted average exercise price, options (in dollars per share) | $ / shares	$ 0.90
Exercisable at March 31, 2016, weighted average exercise price, options (Year)	6 years 219 days
Exercisable at March 31, 2016, weighted average exercise price, options | $	$ 0